Other Acquired Rights - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Other Acquired Rights [Line Items]
Amortization recognized	$ 2,523,640	$ 1,846,891	$ 1,694,125
Other acquired rights [Member]
Disclosure Of Other Acquired Rights [Line Items]
Amortization recognized	$ 287,503	$ 158,886	$ 16,697